Commitments and Contingencies (Contingencies Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Government settlement and related costs	$ 101,500,000
Pending Litigation [Member] | Legal Matters Where Negative Outcome is Known or Probable [Member]
Loss Contingencies [Line Items]
Government settlement and related costs	101,500,000
Loss Contingency Accrual, at Carrying Value	118,717,000	22,612,000	10,562,000
Legal Fees	8,500,000	12,500,000
U.S. ex re. Baker vs. Community Health Systems, Inc. [Member] | Pending Litigation [Member] | Litigation Matters Where Negative Outcome Is Reasonably Possible [Member]
Loss Contingencies [Line Items]
Number of hospitals involved in litigation	3
Department of Justice Investigations of Medicare Short-Stay Admissions from Emergency Departments [Member] | Pending Litigation [Member] | Legal Matters Where Negative Outcome is Known or Probable [Member]

Loss Contingencies [Line Items]
Government settlement and related costs	$ 101,500,000
Class Action Shareholder Federal Securities Cases [Member] | Pending Litigation [Member] | Litigation Matters For Which An Outcome Cannot Be Assessed [Member]
Loss Contingencies [Line Items]
Number of legal cases filed	3
Shareholder Derivative Actions [Member] | Pending Litigation [Member] | Litigation Matters For Which An Outcome Cannot Be Assessed [Member]
Loss Contingencies [Line Items]
Number of legal cases filed	3